NOTE 9 - INCOME TAXES	Sep. 30, 2023
September 30, 2023
NOTE 9 - INCOME TAXES

NOTE 9 – INCOME TAXES

The effective income tax rate for the years ended September 30, 2023 and 2022 differs from the U.S. Federal statutory rate due to the following:

	September 2023	September 2022
Federal statutory income tax rate	$562,157	$(166,169)
Change in valuation allowance	(562,157)	166,169
	$-	$-

The components of the deferred tax assets and liabilities at September 30, 2023 and 2022 are as follows:

	September 2023	September 2022
Long-term deferred tax assets:
Federal net operating loss carryforwards	$562,157	$166,169
Valuation allowance	(562,157)	(166,169)
Net long-term deferred tax assets	$-	$-

December 31, 2022
NOTE 9 - INCOME TAXES

NOTE 9 – INCOME TAXES

The effective income tax rate for the years ended December 31, 2022 and 2021 differs from the U.S. Federal statutory rate due to the following:

	2022	2021
Federal statutory income tax rate	$275,274	$416,225
Change in valuation allowance	(275,274)	(416,225)
	$-	$-

The components of the deferred tax assets and liabilities at December 31, 2022 and 2021 are as follows:

	2022	2021
Long-term deferred tax assets:
Federal net operating loss carryforwards	$275,274	$416,225
Long-term deferred tax liabilities:
Valuation allowance	(275,274)	(416,225)
Net long-term deferred tax assets	$-	$-